CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Issuance of common shares	25,645,000		10,000,000
Restricted shares, number of shares issued	20,000	96,000	234,500
Cash dividends paid, per share	$ 0.15	$ 0.15	$ 0.5
Cash dividends declared, per share	$ 0.06